UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD AUGUST 4, 2009
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	140
Form 13F Information Table Value Total: 	$180,662

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      986    39679 SH       SOLE                    39679
Abbott Laboratories            COM              002824100     3973    84453 SH       SOLE                    84453
Allied Capital Corp.           COM              01903Q108       39    11325 SH       SOLE                    11325
American Campus Communities    COM              024835100      338    15250 SH       SOLE                    15250
American International Group,  COM              026874107       14    11845 SH       SOLE                    11845
Amgen, Inc.                    COM              031162100      279     5273 SH       SOLE                     5273
Apple Computer                 COM              037833100     1635    11481 SH       SOLE                    11481
Aqua America Corp.             COM              03836W103      242    13516 SH       SOLE                    13516
Automatic Data Processing, Inc COM              053015103      244     6880 SH       SOLE                     6880
BB&T Corporation               COM              054937107      274    12466 SH       SOLE                    12466
BP PLC ADR F Sponsored ADR     COM              055622104      509    10666 SH       SOLE                    10666
Bank of America Corp.          COM              060505104     3429   259778 SH       SOLE                   259778
Berkshire Hathaway, Inc.- CL B COM              084670207     4141     1430 SH       SOLE                     1430
Buckeye Partners UTS Limited P COM              118230101      273     6370 SH       SOLE                     6370
CVS Caremark Corp.             COM              126650100     5520   173209 SH       SOLE                   173209
Catalyst Health Solutions, Inc COM              14888B103     5308   212842 SH       SOLE                   212842
Charles Schwab Corp.           COM              808513105     1657    94456 SH       SOLE                    94456
Chevron Corp.                  COM              166764100      997    15047 SH       SOLE                    15047
Chipotle Mexican Grill - CL B  COM              169656204     1019    14600 SH       SOLE                    14600
Chipotle Mexican Grill Inc.    COM              169656105     4425    55313 SH       SOLE                    55313
Cisco Systems, Inc.            COM              17275R102     4145   222243 SH       SOLE                   222243
Citigroup, Inc.                COM              172967101       41    13776 SH       SOLE                    13776
Coca-Cola Co.                  COM              191216100      852    17743 SH       SOLE                    17743
Colgate Palmolive Co.          COM              194162103      547     7729 SH       SOLE                     7729
ConocoPhillips                 COM              20825C104     1063    25275 SH       SOLE                    25275
Constellation Energy Group, In COM              210371100      388    14612 SH       SOLE                    14612
Dominion Resources, Inc.       COM              25746U109      857    25658 SH       SOLE                    25658
Duke Energy Corp.              COM              26441C105      465    31856 SH       SOLE                    31856
Dupont Co., Inc.               COM              263534109      253     9882 SH       SOLE                     9882
Education Realty Trust Inc.    COM              28140H104      159    37015 SH       SOLE                    37015
Eli Lilly & Co.                COM              532457108      308     8890 SH       SOLE                     8890
Enbridge Energy Partners, LP   COM              29250R106     1784    46236 SH       SOLE                    46236
Enterprise Products Partners L COM              293792107      202     8115 SH       SOLE                     8115
Equity Residential Properties  COM              29476L107      243    10950 SH       SOLE                    10950
Exelon Corporation             COM              30161N101      256     5000 SH       SOLE                     5000
Express Scripts, Inc.          COM              302182100    12137   176535 SH       SOLE                   176535
Exxon Mobil Corp.              COM              30231G102     7587   108522 SH       SOLE                   108522
FPL Group Inc.                 COM              302571104     3189    56092 SH       SOLE                    56092
First Solar Inc.               COM              336433107      696     4292 SH       SOLE                     4292
Frontier Communications        COM              35906A108      217    30339 SH       SOLE                    30339
General Electric Co., Inc.     COM              369604103     4541   387454 SH       SOLE                   387454
GlaxoSmithKline PLC            COM              37733W105      212     6004 SH       SOLE                     6004
Glimcher Realty Trust REIT     COM              379302102      126    43445 SH       SOLE                    43445
Google Inc.                    COM              38259P508     2257     5353 SH       SOLE                     5353
HCP, Inc.                      COM              40414L109     1663    78471 SH       SOLE                    78471
Health Care Reit Inc.          COM              42217K106     1347    39499 SH       SOLE                    39499
Heinz (H.J.), Inc.             COM              423074103     3866   108302 SH       SOLE                   108302
Hewlett-Packard Company        COM              428236103      334     8636 SH       SOLE                     8636
Home Depot, Inc.               COM              437076102      370    15659 SH       SOLE                    15659
ITT Corporation                COM              450911102     1370    30790 SH       SOLE                    30790
Infinera Corp.                 COM              45667G103      257    28100 SH       SOLE                    28100
Intel Corp.                    COM              458140100     4502   272036 SH       SOLE                   272036
Intl Business Machines, Corp.  COM              459200101     1426    13657 SH       SOLE                    13657
J P Morgan Chase & Co.         COM              46625H100      413    12098 SH       SOLE                    12098
Johnson & Johnson              COM              478160104     4770    83974 SH       SOLE                    83974
Kinder Morgan Energy Unit LTD  COM              494550106     2177    42595 SH       SOLE                    42595
MDU Resources Group            COM              552690109      228    12000 SH       SOLE                    12000
Marathon Oil Corp.             COM              565849106      336    11160 SH       SOLE                    11160
McCormick & Co., Inc. - Voting COM              579780107     3219    99217 SH       SOLE                    99217
McCormick & Company, Inc.      COM              579780206     2073    63724 SH       SOLE                    63724
McDonald's Corp., Inc.         COM              580135101      541     9414 SH       SOLE                     9414
McKesson Corporation           COM              58155Q103      220     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      413     9054 SH       SOLE                     9054
Medtronic, Inc.                COM              585055106     1690    48425 SH       SOLE                    48425
Merck & Co., Inc.              COM              589331107      407    14551 SH       SOLE                    14551
Microsoft Corp.                COM              594918104     5179   217881 SH       SOLE                   217881
Muni MTG & Equity LLC Growth S COM              62624B101        4    13400 SH       SOLE                    13400
Nationwide Health Ppty         COM              638620104      431    16750 SH       SOLE                    16750
Nokia Corp.                    COM              654902204      174    11900 SH       SOLE                    11900
Omniture, Inc.                 COM              68212S109    10264   817187 SH       SOLE                   817187
Oracle Corp.                   COM              68389X105      393    18334 SH       SOLE                    18334
Pepsico, Inc.                  COM              713448108     5540   100801 SH       SOLE                   100801
Pfizer, Inc.                   COM              717081103     1665   111008 SH       SOLE                   111008
Philip Morris International In COM              718172109      407     9338 SH       SOLE                     9338
Plum Creek Timber Co. REIT     COM              729251108      707    23734 SH       SOLE                    23734
Procter & Gamble, Co.          COM              742718109     4290    83947 SH       SOLE                    83947
Progress Energy Inc.           COM              743263105      281     7440 SH       SOLE                     7440
Provident Energy Trust F Trust COM              74386K104       96    19600 SH       SOLE                    19600
Qualcomm, Inc.                 COM              747525103     2889    63920 SH       SOLE                    63920
Rock-Tenn Company-CL A         COM              772739207     2309    60505 SH       SOLE                    60505
Royal Dutch Shell              COM              780259206      289     5766 SH       SOLE                     5766
SPX Corporation                COM              784635104      274     5600 SH       SOLE                     5600
Sandy Spring Bancorp, Inc.     COM              800363103      151    10300 SH       SOLE                    10300
Schlumberger Inc.              COM              806857108      348     6435 SH       SOLE                     6435
Southern Company, Inc.         COM              842587107      222     7112 SH       SOLE                     7112
Startech Environmental Corp.   COM              855906103        5    10050 SH       SOLE                    10050
Symantec Corp.                 COM              871503108      466    29900 SH       SOLE                    29900
T.Rowe Price Group, Inc.       COM              74144T108      486    11652 SH       SOLE                    11652
Teco Energy Inc.               COM              872375100      199    16705 SH       SOLE                    16705
Tellabs, Inc.                  COM              879664100      183    32000 SH       SOLE                    32000
Time Warner Cable              COM              88732J108      297     9382 SH       SOLE                     9382
Time Warner Inc.               COM              887317105      942    37385 SH       SOLE                    37385
URS Corp.                      COM              903236107     3760    75935 SH       SOLE                    75935
V.F. Corporation               COM              918204108      355     6412 SH       SOLE                     6412
Verizon Communications         COM              92343V104      722    23488 SH       SOLE                    23488
Wal-Mart Company, Inc.         COM              931142103      780    16111 SH       SOLE                    16111
Walt Disney Company, Inc.      COM              254687106      236    10122 SH       SOLE                    10122
Warren Resources Inc.          COM              93564A100       49    20141 SH       SOLE                    20141
Washington REIT                COM              939653101      390    17440 SH       SOLE                    17440
Weingarten Realty Investors    COM              948741103      218    15045 SH       SOLE                    15045
Wells Fargo Inc.               COM              949746101      436    17962 SH       SOLE                    17962
Windstream Corp.               COM              97381W104      115    13785 SH       SOLE                    13785
Wyeth                          COM              983024100      383     8435 SH       SOLE                     8435
Yum Brands, Inc.               COM              988498101     1243    37290 SH       SOLE                    37290
Zimmer Holdings, Inc.          COM              98956P102      336     7890 SH       SOLE                     7890
Felcor Lodging Trust PFD A Con PFD              31430F200      159    27940 SH       SOLE                    27940
Cohen & Steers REIT & Utility  COM              19247Y108      147 20639.5240SH      SOLE               20639.5240
DWS RReef Real Estate Fund, In COM              233384106       22 11526.0000SH      SOLE               11526.0000
Fiduciary/Claymore MLP Opportu COM              31647Q106      192 12600.0000SH      SOLE               12600.0000
Ing Clarion Glb Re Est Incm Fu COM              449788108       82 17000.0000SH      SOLE               17000.0000
Kayne Anderson MLP Investment  COM              486606106      622 28340.0000SH      SOLE               28340.0000
MS India Investment Fund       COM              61745C105      308 14496.0000SH      SOLE               14496.0000
Nicholas Applegate Conv & Inco COM              65370F101      215 31050.0000SH      SOLE               31050.0000
Nuveen Equity Premier Income F COM              6706ER101      283 26360.0000SH      SOLE               26360.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      396 35980.0000SH      SOLE               35980.0000
Nuveen Select Mat Mun Shares B COM              67061T101      194 19050.0000SH      SOLE               19050.0000
Powershares India ETF          COM              73935L100      569 31435.0000SH      SOLE               31435.0000
SPDR DJ Wilshire REIT ETF      COM              78464A607      691 20365.0000SH      SOLE               20365.0000
iPath Dow Jones-AIG Commodity  COM              06738C778      330 8880.0000SH       SOLE                8880.0000
iPath MSCI India Index ETN     COM              06739F291      316 6448.0000SH       SOLE                6448.0000
iShares FTSE/Xinhua China 25 I COM              464287184     2617 68206.0000SH      SOLE               68206.0000
iShares MSCI BRIC Index        COM              464286657      931 26190.0000SH      SOLE               26190.0000
iShares MSCI EAFE Index Fund   COM              464287465     3593 78440.9166SH      SOLE               78440.9166
iShares MSCI Emerging Markets  COM              464287234      397 12318.0000SH      SOLE               12318.0000
iShares MSCI Hong Kong Index F COM              464286871      478 34775.0000SH      SOLE               34775.0000
iShares MSCI Japan Index Fund  COM              464286848      408 43220.0000SH      SOLE               43220.0000
iShares MSCI Taiwan Index Fund COM              464286731     1044 103450.0000SH     SOLE              103450.0000
iShares Morningstar Large Core COM              464287127      289 5400.0000SH       SOLE                5400.0000
iShares Morningstar Large Grow COM              464287119      838 17650.0000SH      SOLE               17650.0000
iShares Morningstar Large Valu COM              464288109      505 11000.0000SH      SOLE               11000.0000
iShares Russell 1000 Index Fun COM              464287622      603 11900.0000SH      SOLE               11900.0000
iShares Russell 2000 Index Fun COM              464287655     1187 23243.5410SH      SOLE               23243.5410
iShares Russell MidCap Index F COM              464287499     1113 16990.0000SH      SOLE               16990.0000
iShares Russell Midcap Value I COM              464288406      435 15000.0000SH      SOLE               15000.0000
iShares S&P 1500 Index         COM              464287150      920 22300.0000SH      SOLE               22300.0000
iShares S&P Euro 350 Index Fun COM              464287861      323 10284.0000SH      SOLE               10284.0000
iShares S&P Smallcap 600 Index COM              464287804     1151 25910.0000SH      SOLE               25910.0000
iShares Tr Dow Jones RE US Rea COM              464287739      351 10825.0000SH      SOLE               10825.0000
iShares Trust Russell 2000 Gro COM              464287648      459 8100.0000SH       SOLE                8100.0000
iShares Trust S&P 500 Index    COM              464287200     1531 16574.4622SH      SOLE               16574.4622